Stock-based Compensation - Summary of assumptions in the Black-Scholes option-pricing models used to determine the fair value of stock options (Detail)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected dividend yield	0.00%	0.00%
Maximum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected volatility	73.50%	52.00%
Expected term (in years)	6 years 7 months 6 days	6 years 7 months 6 days
Risk-free interest rate	1.40%	2.70%
Minimum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected volatility	49.90%	44.90%
Expected term (in years)	5 years	5 years 1 month 6 days
Risk-free interest rate	1.30%	1.60%